S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.25
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 101,237,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	15,003,533
No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.77
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.24
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 116,368,974
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	17,219,908
Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.11
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.9
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 76,237,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	12,503,533
Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.89
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 87,618,974
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	14,344,908
Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.88
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 51,237,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	10,003,533
Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.87
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 58,868,974
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	11,469,908
Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.5
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 26,237,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	7,503,533
Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.5
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 30,118,974
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	8,594,908
Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.26
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.75
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,237,085
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	5,003,533
Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.25
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.76
Net Tangible Book Value (in Dollars) | $	$ (31,026)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,368,974
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used, Adjustment	5,719,908
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.75
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.76
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.1
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.11
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.12
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.13
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.5
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.5
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.25
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.24
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 101,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	101,400,000
Net proceeds from this offering and sale of the private placement units, net of expenses [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	116,400,000
Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Offering costs paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(131,889)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Proceeds held in trust subject to redemption [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Proceeds held in trust subject to redemption [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(28,750,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(50,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(57,500,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,250,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(100,000,000)
Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (115,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares included in the units offered [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the private placement units [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	382,000
Ordinary shares included in the private placement units [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	408,250
Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	382,000
Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	408,250
Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	382,000
Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	408,250
Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	382,000
Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	408,250
Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	382,000
Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	408,250
Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,150,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,150,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,150,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,150,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,000,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	1,150,000
Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	38,200
Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	40,825
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	38,200
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	40,825
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	38,200
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	40,825
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	38,200
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	40,825
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	38,200
Ordinary shares underlying the rights to be included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	40,825
Representative’s Shares [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	250,000
Representative’s Shares [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	287,500
Representative’s Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	250,000
Representative’s Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	287,500
Representative’s Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	250,000
Representative’s Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	287,500
Representative’s Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	250,000
Representative’s Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	287,500
Representative’s Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	250,000
Representative’s Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	287,500
Shares subject to redemption [Member] | No Redemption [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Shares subject to redemption [Member] | No Redemption [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,500,000)
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,875,000)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,000,000)
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,750,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(10,000,000)
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Full exercise of over - allotment option [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(11,500,000)